7. Income Tax (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Tables Abstract
Components of tax expense
	2018 $	2017 $	2016 $
a. The components of tax expense comprise
Current tax	(135)	(3,252)	(844)
Deferred tax	—	—	—
	(135)	(3,252)	(844)

Income tax reconciliation
b. The prima facie tax on the (loss) from ordinary activities before income tax is reconciled to the income tax as follows:
Accounting (loss) before tax	(201,979)	(4,509,178)	(2,217,694)
Prima facie tax (benefit on (loss) from ordinary activities before income tax at 27.5%	(55,544)	(1,352,753)	(665,308)
Adjusted for:
Tax effect of:
● losses not brought to account	55,409	1,349,501	664,464
	(135)	(3,252)	(844)
Add:
Over provision for income tax in prior year	—	—
Income tax attributable to entity	(135)	(3,252)	(844)

The applicable weighted average effective current tax rate is as follows:	0%	0%	0%